                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

                     Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
     (Address of principal executive offices)                         (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME SECURITIES INC.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                    COUPON RATE       MATURITY DATE          VALUE
----------                                                                   -------------   -------------------   ------------
             CORPORATE BONDS (65.4%)
             Advertising/Marketing Services (1.0%)
   $  785    Interpublic Group of Companies, Inc. (The)                             5.40%           11/15/09       $    718,275
      975    WPP Finance (UK) Corp. (United Kingdom)                               5.875            06/15/14            991,168
                                                                                                                   ------------
                                                                                                                      1,709,443
                                                                                                                   ------------
             Aerospace & Defense (0.5%)
      328    Raytheon Co.                                                           4.50            11/15/07            325,317
      590    Systems 2001 Asset Trust - 144A* (Cayman Islands)                     6.664            09/15/13            628,161
                                                                                                                   ------------
                                                                                                                        953,478
                                                                                                                   ------------
             Air Freight/Couriers (1.3%)
    2,000    Fedex Corp.                                                            7.25            02/15/11          2,188,954
                                                                                                                   ------------

             Apparel/Footwear Retail (0.4%)
      740    Limited Brands, Inc.                                                   6.95            03/01/33            751,270
                                                                                                                   ------------

             Auto Parts: O.E.M. (0.2%)
      375    Lear Corp. (Series B)                                                  8.11            05/15/09            349,263
                                                                                                                   ------------

             Beverages: Alcoholic (1.2%)
    1,100    FBG Finance Ltd.- 144A* (Australia)                                   5.125            06/15/15          1,072,180
    1,085    Miller Brewing Co. - 144A*                                             4.25            08/15/08          1,065,458
                                                                                                                   ------------
                                                                                                                      2,137,638
                                                                                                                   ------------
             Cable/Satellite TV (3.6%)
    1,355    Comcast Cable Communications, Inc.                                     6.75            01/30/11          1,436,220
    1,400    Comcast Cable Communications, Inc.                                    7.125            06/15/13          1,523,931
      750    Comcast Cable Communications, Inc.                                    8.375            05/01/07            782,353
    1,265    Cox Communications, Inc.                                              4.625            01/15/10          1,225,694
      780    Echostar DBS Corp.                                                    6.375            10/01/11            754,650
      110    Echostar DBS Corp.                                                    6.625            10/01/14            106,013
      335    TCI Communications, Inc.                                              7.875            02/15/26            387,704
                                                                                                                   ------------
                                                                                                                      6,216,565
                                                                                                                   ------------
             Casino/Gaming (0.9%)
    1,665    Harrah's Operating Co., Inc.                                          5.625            06/01/15          1,638,680
                                                                                                                   ------------

             Containers/Packaging (1.0%)
    1,790    Sealed Air Corp. - 144A*                                              5.625            07/15/13          1,779,548
                                                                                                                   ------------

             Department Stores (2.4%)
    2,800    Federated Department Stores, Inc.                                     6.625            09/01/08          2,903,569
      610    May Department Stores Co., Inc.                                        5.95            11/01/08            623,837
      570    Penny (JC) Co., Inc.                                                   7.40            04/01/37            639,662
                                                                                                                   ------------
                                                                                                                      4,167,068
                                                                                                                   ------------
             Electric Utilities (13.6%)
      970    Ameren Corp.                                                          4.263            05/15/07            956,418
    3,130    Arizona Public Service Co.                                             5.80            06/30/14          3,231,287
      310    Arizona Public Service Co.                                             6.75            11/15/06            314,139
    2,105    Carolina Power & Light Co.                                            5.125            09/15/13          2,102,718
      570    CC Funding Trust I                                                     6.90            02/16/07            581,120
      530    Cincinnati Gas & Electric Co.                                          5.70            09/15/12            544,745
      595    Consolidated Natural Gas Co.                                           5.00            12/01/14            578,277
      170    Consolidated Natural Gas Co. (Series C)                                6.25            11/01/11            178,236
    1,775    Consumers Energy Co.                                                   4.00            05/15/10          1,687,294
      240    Consumers Energy Co.                                                   4.80            02/17/09            237,040
      690    Duquesne Light Co.                                                     5.70            05/15/14            710,228
      835    Duquesne Light Co. (Series O)                                          6.70            04/15/12            907,272
      915    Entergy Gulf States, Inc.                                              3.60            06/01/08            880,379
      930    Entergy Gulf States, Inc.                                              4.81+           12/01/09            908,213
      820    Entergy Gulf States, Inc. - 144A*                                     5.207            12/08/08            820,485
    2,375    Exelon Corp.                                                           6.75            05/01/11          2,531,301
      215    Indianapolis Power & Light Co. - 144A*                                 6.30            07/01/13            226,504
      460    Monongahela Power Co.                                                  5.00            10/01/06            459,849
    1,500    Ohio Edison Co.                                                        4.00            05/01/08          1,464,462
    2,605    Pacific Gas & Electric Co.                                             6.05            03/01/34          2,705,319
      235    Panhandle Eastern Pipe Line Co. (Series B)                             2.75            03/15/07            228,576

      600    PSEG Energy Holdings, Inc.                                            8.625            02/15/08            627,000
      570    Texas Eastern Transmission, LP                                         7.00            07/15/32            666,789
      220    TXU Corp.                                                             6.375            06/15/06            222,221
                                                                                                                   ------------
                                                                                                                     23,769,872
                                                                                                                   ------------
             Electrical Products (0.3%)
      580    Cooper Industries, Inc. - 144A*                                        5.25            11/15/12            584,182
                                                                                                                   ------------

             Electronics/Appliances (0.5%)
      360    Eastman Kodak Co.                                                      7.25            11/15/13            345,893
      570    LG Electronics, Inc. - 144A* (South Korea)                             5.00            06/17/10            558,713
                                                                                                                   ------------
                                                                                                                        904,606
                                                                                                                   ------------
             Environmental Services (1.3%)
    2,230    USA Waste Services, Inc.                                              7.125            10/01/07          2,305,499
                                                                                                                   ------------

             Finance/Rental/Leasing (3.4%)
    2,325    MBNA Corp.                                                            6.125            03/01/13          2,469,050
    1,450    Nationwide Building Society - 144A* (United Kingdom)                   4.25            02/01/10          1,414,234
    2,065    Residential Capital Corp.                                             6.375            06/30/10          2,100,305
                                                                                                                   ------------
                                                                                                                      5,983,589
                                                                                                                   ------------
             Financial Conglomerates (0.5%)
      930    General Motors Acceptance Corp.                                       6.875            09/15/11            849,076
                                                                                                                   ------------

             Food Retail (1.1%)
    1,300    Kroger Co.                                                             7.50            04/01/31          1,455,636
      430    Safeway, Inc.                                                          7.25            02/01/31            465,394
                                                                                                                   ------------
                                                                                                                      1,921,030
                                                                                                                   ------------
             Food: Major Diversified (0.4%)
      115    ConAgra Foods, Inc.                                                    8.25            09/15/30            142,462
      570    ConAgra Foods, Inc.                                                    7.00            10/01/28            621,081
                                                                                                                   ------------
                                                                                                                        763,543
                                                                                                                   ------------
             Gas Distributors (1.2%)
      745    NiSource Finance Corp.                                                 4.95+           11/23/09            748,122
       36    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)                7.628            09/15/06             36,937
      705    Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)                8.294            03/15/14            816,491
      450    Sempra Energy                                                         4.621            05/17/07            446,958
                                                                                                                   ------------
                                                                                                                      2,048,508
                                                                                                                   ------------
             Home Furnishings (0.5%)
      800    Mohawk Industries, Inc. (Series D)                                     7.20            04/15/12            882,840
                                                                                                                   ------------

             Hospital/Nursing Management (1.3%)
      735    Columbia/HCA Healthcare Corp.                                          7.19            11/15/15            776,403
       85    Columbia/HCA Healthcare Corp.                                          9.00            12/15/14             99,877
      555    HCA, Inc.                                                              6.30            10/01/12            560,546
      170    HCA, Inc.                                                             7.875            02/01/11            183,627
      750    Tenet Healthcare Corp.                                                7.375            02/01/13            695,625
                                                                                                                   ------------
                                                                                                                      2,316,078
                                                                                                                   ------------
             Hotels/Resorts/Cruiselines (0.8%)
    1,140    Hyatt Equities LLC - 144A*                                            6.875            06/15/07          1,163,509
      145    Starwood Hotels & Resorts Worldwide, Inc.                             7.375            05/01/07            148,625
                                                                                                                   ------------
                                                                                                                      1,312,134
                                                                                                                   ------------
             Industrial Conglomerates (0.1%)
      150    Tyco International Group S.A. (Luxembourg)                             5.80            08/01/06            150,649
                                                                                                                   ------------

             Insurance Brokers/Services (2.7%)
    1,330    Farmers Exchange Capital - 144A*                                      8.625            05/01/24          1,618,365
    1,210    Farmers Exchange Capital - 144A*                                       7.05            07/15/28          1,283,518
    1,125    Marsh & McLennan Companies, Inc.                                      5.875            08/01/33          1,080,501
      800    Marsh & McLennan Companies, Inc.                                      5.375            07/15/14            788,709
                                                                                                                   ------------
                                                                                                                      4,771,093
                                                                                                                   ------------
             Major Telecommunications (6.4%)
    1,410    AT&T Corp.                                                             9.75            11/15/31          1,776,387
    1,410    Deutsche Telekom International Finance Corp. NV (Netherlands)          8.75            06/15/30          1,798,690
    1,315    France Telecom S.A. (France)                                           8.50            03/01/31          1,759,888
    1,525    SBC Communications, Inc.                                               6.15            09/15/34          1,536,964
    1,635    Sprint Capital Corp.                                                  8.375            03/15/12          1,897,243
      435    Sprint Capital Corp.                                                   8.75            03/15/32            579,028
    1,510    Telecom Italia Capital SpA (Luxembourg)                                4.00            01/15/10          1,439,510
      405    Verizon New England, Inc.                                              6.50            09/15/11            415,935
                                                                                                                   ------------
                                                                                                                     11,203,645
                                                                                                                   ------------
             Managed Health Care (1.3%)
      445    Anthem, Inc.                                                           6.80            08/01/12            486,146
    1,495    Health Net, Inc.                                                      9.875            04/15/11          1,746,610

                                                                                                                   ------------
                                                                                                                      2,232,756
                                                                                                                   ------------
             Medical Distributors (0.3%)
      480    AmerisourceBergen Corp. - 144A*                                       5.625            09/15/12            482,400
                                                                                                                   ------------

             Medical Specialties (0.7%)
    1,150    Baxter Finco BV - 144A* (Netherlands)                                  4.75            10/15/10          1,135,335
                                                                                                                   ------------

             Motor Vehicles (3.4%)
      795    DaimlerChrysler North American Holdings Co.                            7.30            01/15/12            858,859
      750    DaimlerChrysler North American Holdings Co.                            8.00            06/15/10            821,000
      830    DaimlerChrysler North American Holdings Co.                            8.50            01/18/31          1,007,210
    4,900    General Motors Corp.                                                  8.375            07/15/33          3,258,500
                                                                                                                   ------------
                                                                                                                      5,945,569
                                                                                                                   ------------
             Multi-Line Insurance (0.4%)
      750    Two-Rock Pass Through - 144A* (Bahamas)                                5.27+           12/31/49++          745,988
                                                                                                                   ------------

             Oil & Gas Pipelines (2.7%)
    2,685    Enterprise Products Operating                                          5.60            10/15/14          2,687,510
    2,030    Kinder Morgan Energy Part LP                                           5.00            12/15/13          1,981,392
                                                                                                                   ------------
                                                                                                                      4,668,902
                                                                                                                   ------------
             Oil & Gas Production (1.1%)
      245    Kerr-McGee Corp.                                                      5.875            09/15/06            247,075
      395    Kerr-McGee Corp.                                                      6.625            10/15/07            405,326
      290    Pemex Project Funding Master Trust                                    7.375            12/15/14            322,915
      910    Vintage Petroleum, Inc.                                               7.875            05/15/11            955,500
                                                                                                                   ------------
                                                                                                                      1,930,816
                                                                                                                   ------------
             Other Metals/Minerals (0.4%)
      665    Brascan Corp. (Canada)                                                7.125            06/15/12            725,916
                                                                                                                   ------------

             Property - Casualty Insurers (1.7%)
    1,400    Mantis Reef Ltd. - 144A* (Australia)                                  4.692            11/14/08          1,376,446
      500    Platinum Underwriters Finance Holdings, Ltd.                           7.50            06/01/17            510,510
    1,050    St. Paul Travelers Companies, Inc. (The)                               5.01            08/16/07          1,049,908
                                                                                                                   ------------
                                                                                                                      2,936,864
                                                                                                                   ------------
             Publishing: Newspapers (0.4%)
      740    Knight Ridder, Inc.                                                    5.75            09/01/17            628,910
                                                                                                                   ------------

             Pulp & Paper (1.9%)
      544    Abitibi-Consolidated, Inc. (Canada)                                    8.55            08/01/10            553,520
      485    Abitibi-Consolidated, Inc. (Canada)                                    8.85            08/01/30            417,100
    1,680    Bowater Canada Finance (Canada)                                        7.95            11/15/11          1,638,000
      675    Sappi Papier Holding AG - 144A* (Austria)                              6.75            06/15/12            645,453
                                                                                                                   ------------
                                                                                                                      3,254,073
                                                                                                                   ------------
             Railroads (2.4%)
      539    Burlington North Santa Fe Railway Co.                                 4.575            01/15/21            522,363
      850    Norfolk Southern Corp.                                                 7.35            05/15/07            877,442
    1,140    Union Pacific Corp.                                                   6.625            02/01/08          1,177,949
      820    Union Pacific Corp.                                                    6.65            01/15/11            874,388
      100    Union Pacific Corp. - 144A* (Series 2004-2)                           5.214            09/30/14            100,055
      625    Union Pacific Corp. (Series MTNE)                                      6.79            11/09/07            645,388
                                                                                                                   ------------
                                                                                                                      4,197,585
                                                                                                                   ------------
             Real Estate Development (0.6%)
      196    World Financial Properties - 144A*                                     6.95            09/01/13            205,980
      875    World Financial Properties - 144A* (Series 1996 WFP- B)                6.91            09/01/13            919,747
                                                                                                                   ------------
                                                                                                                      1,125,727
                                                                                                                   ------------
             Real Estate Investment Trusts (0.6%)
      300    EOP Operating LP                                                      7.875            07/15/31            355,072
      710    Reckson Operating Partnership                                          5.15            01/15/11            701,202
                                                                                                                   ------------
                                                                                                                      1,056,274
                                                                                                                   ------------
             Savings Banks (0.9%)
    1,455    Washington Mutual, Inc.                                                8.25            04/01/10          1,621,549
                                                                                                                   ------------

             TOTAL CORPORATE BONDS
             (Cost $113,585,073)                                                                                    114,346,915
                                                                                                                   -----------

             U.S. GOVERNMENT OBLIGATIONS (23.5%)
   26,965    U.S. Treasury Bonds                                           6.125 - 11.25     02/15/15 - 08/15/29     37,157,784
    9,570    U.S. Treasury Strips                                                   0.00     02/15/25 - 02/15/27      3,839,467
                                                                                                                   ------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost $40,558,376)                                                                                      40,997,251
                                                                                                                   ------------

           ASSET-BACKED SECURITIES (4.8%)
           Finance/Rental/Leasing
  650      CIT Equipment Collateral 2004-EF1 A3                            3.50   09/20/08        640,614
  675      CNH Equipment Trust 2005-A A3                                   4.02   04/15/09        668,041
  700      Ford Credit Auto Owner Trust 2005B A3                           4.17   01/15/09        694,912
  800      Harley-Davidson Motorcycle Trust 2004-2 A2                      3.56   02/15/12        785,792
1,300      Harley-Davidson Motorcycle Trust 2005-1 A2                      3.76   12/17/12      1,275,264
  550      Honda Auto Receivables Owner Trust 2005-2 A3                    3.93   01/15/09        543,925
  950      TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2         4.81   11/17/14        941,447
1,400      USAA Auto Owner Trust 2004-2 A-4                                3.58   02/15/11      1,373,135
  825      USAA Auto Owner Trust 2005-1 A3                                 3.90   07/15/09        816,062
  725      Volkswagen Auto Lease Trust 2005-A A3                           3.82   05/20/08        718,167
                                                                                              -----------

           TOTAL ASSET-BACKED SECURITIES
            (Cost $8,565,300)                                                                   8,457,359
                                                                                              -----------

           FOREIGN GOVERNMENT OBLIGATION (2.6%)
3,930      United Mexican States (Mexico) (Cost $4,016,233)               8.375   01/14/11      4,490,025
                                                                                              -----------
           SHORT-TERM INVESTMENTS (2.2%)
           U.S. GOVERNMENT OBLIGATION (a) (0.2%)
 300       U.S. Treasury Bill**
            (Cost $299,665)                                                3.35   01/12/06        299,665
                                                                                              -----------
           REPURCHASE AGREEMENT (2.0%)
3,574      Joint repurchase agreement account
           (dated 12/30/05; proceeds $3,575,688) (b)                       4.25   01/03/06
            (Cost $3,574,000)                                                                   3,574,000
                                                                                              -----------
           TOTAL SHORT-TERM INVESTMENTS
            (Cost $3,873,665)                                                                   3,873,665
                                                                                              -----------
           TOTAL INVESTMENTS
            (Cost $170,598,647) (c) (d)                                           98.5%        172,165,215

           OTHER ASSETS IN EXCESS OF LIABILITIES                                   1.5           2,579,943
                                                                                 ---------    ------------
           NET ASSETS                                                            100.0%       $174,745,158
                                                                                 =========    ============

----------

      *     Resale is restricted to qualified institutional investors.
      **    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $90,800.
      +     Floating rate security, rate shown is the rate in effect at December
            31, 2005.
      ++    Perpetual note security, callable at 02/11/10.
      (a)   Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
      (b)   Collateralized by federal agency and U.S. Treasury obligations.
      (c)   Securities have been designated as collateral in amount equal to
            $39,973,319 in connection with open futures contracts.
      (d)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,051,672 and the aggregate gross unrealized depreciation is $2,485,104, resulting in net unrealized appreciation of $1,566,568.


Futures Contracts Open At December 31, 2005:

      NUMBER OF                        DESCRIPTION, DELIVERY                   UNDERLYING FACE                 UNREALIZED
      CONTRACTS         SHORT             MONTH AND YEAR                       AMOUNT AT VALUE                DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
        175             Short        U.S. Treasury Notes 5 Year,
                                          March 2006                       $        (18,610,156)               $     (60,573)
         96             Short        U.S. Treasury Notes 2 Year,
                                          March 2006                                (19,698,000)                     (12,210)
         16             Long         U.S. Treasury Bonds 20 Year,
                                          March 2006                                  1,827,000                       (1,044)
                                                                                                             ---------------

                               Total Unrealized Depreciation..........................................       $       (73,827)
                                                                                                             ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 09, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 09, 2006


                                        3